CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Sep. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Common shares, shares outstanding (in shares)	1,351,329,248	1,350,132,117
Special voting shares, shares outstanding (in shares)	371,378,230	387,951,166
Treasury stock, shares (in shares)	13,070,948	14,268,079